Capital Structure, Financial Risk and Related Items - Maturity profile of our marketable securities (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 11,243	kr 13,268
2024
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current		6,742
2025
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	5,000	3,717
2026
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	3,209	2,175
2027
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	2,314	232
2028
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	329	143
2029+
Disclosure of financial assets [line items]
Ifrs Marketable Securities Current	kr 391	kr 259